UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET INTERMEDIATE BOND FUND

FORM N-Q

AUGUST 31, 2016

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 29.5%
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 1.0%
Daimler Finance NA LLC, Senior Notes	2.950%	1/11/17	$750,000	$755,068	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	270,000	292,084
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,010,000	1,196,614
Ford Motor Credit Co., LLC, Senior Notes	3.200%	1/15/21	550,000	567,706
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	400,000	414,226
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	520,000	542,050
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	970,000	989,497
Hyundai Capital America, Senior Notes	2.400%	10/30/18	680,000	690,098	(a)

Total Automobiles				5,447,343

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp., Senior Notes	2.750%	12/9/20	800,000	833,046

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	100,000	104,401
Newell Brands Inc., Senior Notes	3.850%	4/1/23	350,000	373,947
Newell Brands Inc., Senior Notes	4.200%	4/1/26	250,000	273,131

Total Household Durables				751,479

Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	930,000	1,026,180	(a)
Comcast Corp., Senior Notes	5.150%	3/1/20	750,000	843,255
Comcast Corp., Senior Notes	3.375%	2/15/25	440,000	473,457
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	150,000	152,596	(a)

Total Media				2,495,488

TOTAL CONSUMER DISCRETIONARY				9,527,356

CONSUMER STAPLES - 3.3%
Beverages - 1.4%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	300,000	309,367
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	520,000	546,063
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	2,530,000	2,698,741
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	1,000,000	1,212,925
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	1,240,000	1,388,171
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	760,000	850,955
Diageo Capital PLC, Senior Notes	1.500%	5/11/17	140,000	140,535
Pernod-Ricard SA, Senior Notes	2.950%	1/15/17	220,000	221,427	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	520,000	572,750	(a)

Total Beverages				7,940,934

Food & Staples Retailing - 0.5%
CVS Health Corp., Senior Notes	2.250%	12/5/18	290,000	296,281
CVS Health Corp., Senior Notes	4.000%	12/5/23	700,000	773,120
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	956,869
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	670,000	697,506

Total Food & Staples Retailing				2,723,776

Food Products - 0.6%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	510,000	562,166	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	152,000	170,154
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	30,000	32,066
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	510,000	555,036
Mondelez International Inc., Senior Notes	4.000%	2/1/24	320,000	353,323
Tyson Foods Inc., Senior Bonds	3.950%	8/15/24	270,000	292,886
Tyson Foods Inc., Senior Bonds	4.875%	8/15/34	410,000	465,610
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	480,000	488,173	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	560,000	580,787	(a)

Total Food Products				3,500,201

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - 0.8%
Altria Group Inc., Senior Notes	9.250%	8/6/19	$660,000	$806,145
Altria Group Inc., Senior Notes	2.850%	8/9/22	410,000	430,396
Philip Morris International Inc., Senior Notes	5.650%	5/16/18	800,000	859,924
Reynolds American Inc., Senior Notes	8.125%	6/23/19	980,000	1,151,044
Reynolds American Inc., Senior Notes	3.250%	6/12/20	205,000	215,541
Reynolds American Inc., Senior Notes	4.450%	6/12/25	560,000	628,557

Total Tobacco				4,091,607

TOTAL CONSUMER STAPLES				18,256,518

ENERGY - 3.7%
Energy Equipment & Services - 0.4%
Ensco PLC, Senior Notes	4.700%	3/15/21	400,000	345,200
Halliburton Co., Senior Bonds	3.800%	11/15/25	380,000	392,542
Petrofac Ltd., Senior Notes	3.400%	10/10/18	510,000	512,152	(a)
Transocean Inc., Senior Notes	6.800%	12/15/16	720,000	725,400

Total Energy Equipment & Services				1,975,294

Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	224,000	234,321
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	520,000	575,082
Apache Corp., Senior Notes	3.250%	4/15/22	616,000	632,849
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	580,000	618,184
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	490,000	506,320
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	10,000	10,800
Chevron Corp., Senior Notes	2.954%	5/16/26	630,000	657,052
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	850,000	886,626
ConocoPhillips, Senior Notes	5.200%	5/15/18	820,000	870,422
Ecopetrol SA, Senior Notes	4.250%	9/18/18	270,000	281,138
Ecopetrol SA, Senior Notes	5.375%	6/26/26	440,000	452,232
Enbridge Energy Partners LP, Senior Notes	9.875%	3/1/19	370,000	431,858
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	960,000	1,007,009
EOG Resources Inc., Senior Notes	4.150%	1/15/26	300,000	330,697
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	500,000	530,929
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	72,000	72,180
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes	6.212%	11/22/16	120,000	121,082	(a)
Noble Energy Inc., Senior Notes	8.250%	3/1/19	380,000	432,791
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	70,000	73,764
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	330,000	336,424
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	310,000	327,950
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	773,000	781,781
Petrobras Global Finance BV, Senior Notes	3.536%	3/17/20	230,000	216,775	(b)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	320,000	308,400
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	420,000	366,286
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	457,099
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	325,163
Petroleos Mexicanos, Senior Notes	8.000%	5/3/19	140,000	158,410
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	605,000	587,939
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	550,000	570,625
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	760,076
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	260,000	302,250	(a)
Phillips 66, Senior Notes	2.950%	5/1/17	190,000	192,202
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	810,000	843,518	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	470,000	515,239
Shell International Finance BV, Senior Notes	2.250%	11/10/20	1,020,000	1,043,405
Shell International Finance BV, Senior Notes	3.250%	5/11/25	380,000	404,915
Shell International Finance BV, Senior Notes	2.875%	5/10/26	100,000	102,929
Shell International Finance BV, Senior Notes	4.000%	5/10/46	10,000	10,479
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	5/17/17	270,000	272,530	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	620,000	687,202	(a)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	200,000	233,000

Total Oil, Gas & Consumable Fuels				18,529,933

TOTAL ENERGY				20,505,227

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 13.4%
Banks - 9.5%
Bank of America Corp., Senior Notes	2.600%	1/15/19	$550,000	$562,327
Bank of America Corp., Senior Notes	5.625%	7/1/20	90,000	101,658
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	1,010,519
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,687,653
Bank of America Corp., Senior Notes	3.875%	8/1/25	610,000	653,917
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	480,538
Bank of America Corp., Senior Notes	5.000%	1/21/44	1,120,000	1,342,609
Bank of America Corp., Subordinated Notes	5.700%	5/2/17	1,810,000	1,859,692
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	753,646
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	333,723
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,600,000	1,696,114
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,150,000	1,473,876	(a)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	290,000	292,872
BNP Paribas SA, Senior Notes	2.700%	8/20/18	690,000	705,650
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,870,831
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	53,696
Citigroup Inc., Senior Notes	4.650%	7/30/45	120,000	136,845
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	670,000	710,661
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	986,366
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	189,192
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,620,000	1,708,977
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	150,000	173,774
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	665,000	811,716	(a)(b)(c)
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	720,000	780,612
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	730,000	775,091
Cooperatieve Rabobank U.A., Subordinated Notes	3.750%	7/21/26	1,500,000	1,517,043
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	670,000	757,234	(a)(b)(c)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	1,190,000	1,243,191
HSBC Holdings PLC, Senior Notes	2.950%	5/25/21	1,640,000	1,682,906
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	447,953
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	620,000	643,938
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	1,033,544	(a)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	460,000	515,171	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	850,000	802,403	(a)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	990,000	989,901	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	130,000	141,568
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	2,000,000	2,167,876
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	790,000	834,489
Lloyds Bank PLC, Senior Notes	2.300%	11/27/18	590,000	596,704
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,000,000	1,038,719
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.950%	3/1/21	930,000	959,245
National Australia Bank Ltd., Secured Bonds	1.250%	3/8/18	3,240,000	3,238,532	(a)
National Bank of Canada, Secured Bonds	2.200%	10/19/16	1,100,000	1,101,529	(a)
Nationwide Building Society, Senior Notes	2.450%	7/27/21	550,000	555,345	(a)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	620,000	686,208	(a)
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	330,000	339,338
Skandinaviska Enskilda Banken AB, Secured Mortgage Notes	1.375%	5/29/18	2,200,000	2,201,056	(a)
Swedbank Hypotek AB, Senior Secured Notes	2.375%	4/5/17	1,900,000	1,915,377	(a)
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	290,000	305,557	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	10/3/16	2,218,000	2,230,476	(b)(c)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	110,000	121,490	(b)(c)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	690,000	723,746
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	434,582
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,290,000	2,530,237
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	102,795

Total Banks				53,010,708

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - 2.2%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	$970,000	$1,021,866
Credit Suisse NY, Senior Notes	3.625%	9/9/24	540,000	566,966
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	10/3/16	91,000	75,507	(b)(c)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	130,000	148,759
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	1,180,000	1,313,379
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	1,940,000	2,251,480
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,595,117
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	297,726
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,780,000	1,889,657
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	60,000	66,057
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	10/3/16	6,200,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	3.850%	8/19/65	360,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	30,000	0	*(d)(e)(f)(g)
Morgan Stanley, Senior Notes	7.300%	5/13/19	2,370,000	2,706,692
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	380,000	397,776

Total Capital Markets				12,330,982

Consumer Finance - 0.5%
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	840,000	969,402
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	530,000	577,700
Synchrony Financial, Senior Bonds	3.000%	8/15/19	430,000	439,448
Toyota Motor Credit Corp., Senior Notes	1.375%	1/10/18	590,000	592,300

Total Consumer Finance				2,578,850

Diversified Financial Services - 0.7%
CDP Financial Inc., Senior Notes	4.400%	11/25/19	1,270,000	1,387,105	(a)
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	1,464,000	1,507,844
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	1,200,000	1,200,000	(a)

Total Diversified Financial Services				4,094,949

Insurance - 0.3%
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	170,000	174,956
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	120,000	128,896
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	489,450	(a)
MetLife Inc., Senior Bonds	1.903%	12/15/17	400,000	402,455
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	370,000	510,829	(a)

Total Insurance				1,706,586

Thrifts & Mortgage Finance - 0.2%
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	520,000	532,809
Stadshypotek AB, Secured Notes	1.875%	10/2/19	390,000	393,349	(a)

Total Thrifts & Mortgage Finance				926,158

TOTAL FINANCIALS				74,648,233

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 1.9%
Biotechnology - 0.6%
AbbVie Inc., Senior Notes	2.900%	11/6/22	$220,000	$226,164
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	510,000	539,723
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	129,494
Celgene Corp., Senior Notes	3.550%	8/15/22	410,000	436,506
Celgene Corp., Senior Notes	3.875%	8/15/25	940,000	1,016,050
Gilead Sciences Inc., Senior Bonds	2.050%	4/1/19	870,000	887,956
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	58,184

Total Biotechnology				3,294,077

Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	180,000	195,736
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	290,000	336,691
Medtronic Inc., Senior Notes	3.125%	3/15/22	210,000	222,340
Medtronic Inc., Senior Notes	3.500%	3/15/25	810,000	878,541

Total Health Care Equipment & Supplies				1,633,308

Health Care Providers & Services - 0.5%
Aetna Inc., Senior Notes	2.400%	6/15/21	300,000	304,609
Aetna Inc., Senior Notes	2.800%	6/15/23	70,000	71,624
Aetna Inc., Senior Notes	3.200%	6/15/26	470,000	477,821
Anthem Inc., Senior Notes	5.875%	6/15/17	100,000	103,543
Anthem Inc., Senior Notes	3.700%	8/15/21	70,000	74,991
Anthem Inc., Senior Notes	3.125%	5/15/22	330,000	343,018
Humana Inc., Senior Notes	7.200%	6/15/18	470,000	515,959
Humana Inc., Senior Notes	3.150%	12/1/22	110,000	114,442
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	380,000	411,873
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	190,000	210,614

Total Health Care Providers & Services				2,628,494

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific Inc., Senior Notes	2.400%	2/1/19	520,000	530,002

Pharmaceuticals - 0.4%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	600,000	628,450
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	510,000	538,857
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	260,000	271,866
Perrigo Co. PLC, Senior Notes	2.300%	11/8/18	750,000	753,994
Zoetis Inc., Senior Notes	1.875%	2/1/18	240,000	240,587

Total Pharmaceuticals				2,433,754

TOTAL HEALTH CARE				10,519,635

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
Boeing Co., Senior Notes	6.000%	3/15/19	780,000	871,063
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	190,000	203,213
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	450,000	489,035
United Technologies Corp., Senior Notes	4.500%	4/15/20	170,000	189,116

Total Aerospace & Defense				1,752,427

Airlines - 0.1%
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	100,628	106,475
US Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	437,746	450,878

Total Airlines				557,353

Commercial Services & Supplies - 0.1%
Waste Management Inc., Senior Notes	3.500%	5/15/24	450,000	486,109

Electrical Equipment - 0.2%
Eaton Corp., Senior Notes	1.500%	11/2/17	200,000	200,706
Eaton Corp., Senior Notes	2.750%	11/2/22	950,000	981,388

Total Electrical Equipment				1,182,094

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Conglomerates - 0.5%
General Electric Co., Senior Notes	5.550%	5/4/20	$220,000	$250,521
General Electric Co., Senior Notes	4.650%	10/17/21	330,000	376,816
General Electric Co., Senior Notes	6.875%	1/10/39	1,090,000	1,662,242
General Electric Co., Senior Notes	4.500%	3/11/44	210,000	248,124
General Electric Co., Subordinated Notes	5.300%	2/11/21	184,000	211,825

Total Industrial Conglomerates				2,749,528

Machinery - 0.1%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	360,000	369,799

Trading Companies & Distributors - 0.1%
Aviation Capital Group Corp., Senior Notes	6.750%	4/6/21	330,000	387,750	(a)

TOTAL INDUSTRIALS				7,485,060

INFORMATION TECHNOLOGY - 1.2%
Internet Software & Services - 0.1%
Tencent Holdings Ltd., Senior Notes	3.375%	5/2/19	450,000	466,884	(a)

IT Services - 0.3%
Visa Inc., Senior Notes	2.200%	12/14/20	840,000	864,887
Visa Inc., Senior Notes	3.150%	12/14/25	290,000	309,276
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	378,836

Total IT Services				1,552,999

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	155,972
KLA-Tencor Corp., Senior Notes	4.125%	11/1/21	710,000	763,028

Total Semiconductors & Semiconductor Equipment				919,000

Software - 0.3%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	1,190,000	1,196,311
Microsoft Corp., Senior Notes	3.450%	8/8/36	20,000	20,562
Oracle Corp., Senior Notes	1.200%	10/15/17	540,000	541,591

Total Software				1,758,464

Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc., Senior Notes	2.450%	8/4/26	570,000	571,518
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	790,000	812,915	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	650,000	679,664	(a)

Total Technology Hardware, Storage & Peripherals				2,064,097

TOTAL INFORMATION TECHNOLOGY				6,761,444

MATERIALS - 1.3%
Chemicals - 0.2%
OCP SA, Senior Notes	4.500%	10/22/25	550,000	562,375	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	6.500%	5/15/19	360,000	404,178

Total Chemicals				966,553

Metals & Mining - 1.0%
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	770,000	828,932
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	810,000	910,447
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	440,000	502,150	(a)(b)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	730,000	667,950
Glencore Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	100,000	100,700	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	1,270,000	1,254,125	(a)
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	270,000	291,454
Southern Copper Corp., Senior Notes	3.500%	11/8/22	840,000	854,548
Vale Overseas Ltd., Senior Notes	6.250%	1/23/17	410,000	417,175
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	30,000	29,766

Total Metals & Mining				5,857,247

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	$330,000	$355,398

TOTAL MATERIALS				7,179,198

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	2.700%	9/17/19	690,000	706,608	(a)

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
AT&T Inc., Global Notes	5.500%	2/1/18	360,000	380,430
AT&T Inc., Senior Notes	3.400%	5/15/25	1,370,000	1,411,633
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	510,000	538,736	(a)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	110,000	122,064
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,900,000	2,223,513
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	740,000	794,116

Total Diversified Telecommunication Services				5,470,492

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	690,000	762,394

TOTAL TELECOMMUNICATION SERVICES				6,232,886

UTILITIES - 0.4%
Electric Utilities - 0.4%
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	880,000	888,951
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,080,000	1,142,821
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	200,000	232,750	(h)

TOTAL UTILITIES				2,264,522

TOTAL CORPORATE BONDS & NOTES (Cost - $162,260,051)				164,086,687

ASSET-BACKED SECURITIES - 8.7%
Access Group Inc., 2005-A A3	1.115%	7/25/34	2,062,401	1,896,193	(b)
Apidos CLO, 2013-16A B	3.488%	1/19/25	800,000	800,175	(a)(b)
Apidos CLO, 2015-22A A1	2.196%	10/20/27	1,500,000	1,503,142	(a)(b)
Arrowpoint CLO Ltd., 2014-2A A1L	2.156%	3/12/26	1,270,000	1,269,997	(a)(b)
Atrium CDO Corp., 2010A A	1.799%	7/16/25	250,000	248,217	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2004-SD2 A3	2.883%	3/25/44	788,577	773,572	(b)
Carlyle Global Market Strategies, 2013-4A A1	2.150%	10/15/25	250,000	249,989	(a)(b)
Cent CLO LP, 2013-17A A1	2.057%	1/30/25	500,000	497,860	(a)(b)
CIFC Funding Ltd., 2014-1A B1	2.679%	4/18/25	1,000,000	997,698	(a)(b)
Commonbond Student Loan Trust, 2015-A A1	3.200%	6/25/32	253,337	253,247	(a)
Consumer Credit Origination Loan Trust, 2015-1 A	2.820%	3/15/21	582,255	582,438	(a)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.658%	11/15/36	1,234,671	953,082	(b)
Countrywide Home Equity Loan Trust, 2006-I 2A	0.648%	1/15/37	1,538,530	1,365,316	(b)
DRB Prime Student Loan Trust, 2015-B A1	2.424%	10/27/31	1,625,225	1,640,062	(a)(b)
DRB Prime Student Loan Trust, 2015-B A2	3.170%	7/25/31	1,470,043	1,489,919	(a)
First Franklin Mortgage Loan Asset Backed Certificates, 2003-FF1 A1	1.619%	3/25/33	1,006,630	953,137	(b)
Flatiron CLO Ltd., 2013-1A B	3.429%	1/17/26	500,000	500,070	(a)(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.976%	2/20/32	250,000	222,235	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.979%	3/13/32	450,000	400,565	(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	90,958	90,140	(a)
GSAA Home Equity Trust, 2005-8 A4	0.794%	6/25/35	539,516	521,037	(b)
GT Loan Financing Ltd., 2013-1A A	2.013%	10/28/24	500,000	497,419	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
JFIN CLO Ltd., 2016-1A A2A	1.557%	7/27/28	$650,000	$624,000	(a)(b)(g)
Magnetite CLO Ltd., 2012-6A CR	3.253%	9/15/23	1,250,000	1,243,821	(a)(b)
Morgan Stanley Dean Witter Capital I Inc. Trust, 2003-NC2 M1	1.874%	2/25/33	981,766	938,221	(b)
National Collegiate Student Loan Trust, 2006-4 A2	0.664%	12/27/27	74,298	74,107	(b)
NCUA Guaranteed Notes, 2010-A1 A	1.015%	12/7/20	1,088,035	1,085,097	(b)
Opteum Mortgage Acceptance Corp., 2005-1 M4	1.679%	2/25/35	1,180,000	1,121,853	(b)
OZLM Ltd., 2014-8A A1A	2.119%	10/17/26	250,000	249,691	(a)(b)
Residential Asset Mortgage Products Inc., 2003-RZ4 A7	5.290%	6/25/33	15,692	15,972
Saranac CLO Ltd., 2014-2A B	2.861%	2/20/25	500,000	492,308	(a)(b)
SASCO Mortgage Loan Trust, 2005-GEL1 M1	1.313%	12/25/34	443,919	435,193	(b)
Shackleton CLO Ltd., 2013-4A B1	2.669%	1/13/25	500,000	498,895	(a)(b)
SLM Student Loan Trust, 2002-A A2	1.184%	12/16/30	1,570,488	1,527,893	(b)
SLM Student Loan Trust, 2003-04 A5A	1.403%	3/15/33	462,524	444,419	(a)(b)
SLM Student Loan Trust, 2003-04 A5E	1.403%	3/15/33	1,668,900	1,608,064	(a)(b)
SLM Student Loan Trust, 2003-11 A6	1.403%	12/15/25	1,130,000	1,116,954	(a)(b)
SLM Student Loan Trust, 2005-05 B	0.965%	10/25/40	661,563	559,359	(b)
SLM Student Loan Trust, 2005-07 A4	0.865%	10/25/29	1,000,000	962,501	(b)
SLM Student Loan Trust, 2006-1 A5	0.825%	7/26/21	1,340,000	1,280,344	(b)
SLM Student Loan Trust, 2006-2 A6	0.885%	1/25/41	1,910,000	1,741,181	(b)
SLM Student Loan Trust, 2006-BW A5	0.853%	12/15/39	4,070,000	3,705,470	(b)
SLM Student Loan Trust, 2013-A A1	1.108%	8/15/22	201,886	201,838	(a)(b)
Small Business Administration Participation Certificates, 2013-20J 1	3.370%	10/1/33	140,754	149,600
Small Business Administration Participation Certificates, 2015-20D 1	2.510%	4/1/35	47,697	48,909
Small Business Administration Participation Certificates, 2016-20A 1	2.780%	1/1/36	142,135	147,863
SMB Private Education Loan Trust, 2014-A A1	1.008%	9/15/21	1,681,550	1,680,560	(a)(b)
Sound Point CLO Ltd., 2014-2A A1	2.056%	10/20/26	500,000	496,411	(a)(b)
Symphony CLO Ltd., 2016-17A A1	2.202%	4/15/28	500,000	501,534	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A A	1.000%	7/17/28	1,000,000	1,002,175	(a)(b)
TICP CLO Ltd., 2014-2A A1A	2.146%	7/20/26	500,000	497,476	(a)(b)
Trade Maps Ltd., 2013-1A A	1.212%	12/10/18	2,590,000	2,583,990	(a)(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	217,986	221,360
Venture CDO Ltd., 2013-15A B1	2.730%	7/15/25	500,000	500,050	(a)(b)
Venture CDO Ltd., 2016-24A A1D	2.240%	10/20/28	1,500,000	1,488,750	(a)(b)
ZAIS CLO 2 Ltd., 2014-2A A1B	3.570%	7/25/26	1,250,000	1,250,629	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $48,092,998)				48,201,998

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.4%
ARM Trust, 2004-5 4A1	2.977%	4/25/35	1,079,337	1,042,600	(b)
Banc of America Funding Corp., 2015-R3 3A2	1.227%	4/29/47	3,099,000	2,647,104	(a)(b)
Bayview Commercial Asset Trust, 2006-3A A1	0.774%	10/25/36	1,135,381	965,335	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	2,285,000	2,142,495	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000	701,795
Citigroup Mortgage Loan Trust Inc., 2010-3 4A1	2.580%	2/25/36	177,386	175,882	(a)(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	170,000	189,315
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	70,000	79,249	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.253%	10/10/46	40,000	44,158	(b)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	560,000	626,173	(a)(b)
Commercial Mortgage Trust, 2013-CR13 XA, IO	1.124%	12/10/23	2,639,309	115,018	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Commercial Mortgage Trust, 2014-CR18 XA, IO	1.428%	7/15/47	$6,136,936	$373,204	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.565%	3/10/47	4,068,137	281,341	(b)
Connecticut Avenue Securities, 2014-C03 1M1	1.724%	7/25/24	173,358	173,801	(b)
Connecticut Avenue Securities, 2016-C04 1M1	4.743%	1/25/29	1,373,569	1,386,439	(a)(b)
Core Industrial Trust, 2015-TEXW D	3.977%	2/10/34	220,000	224,456	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI A	1.458%	9/15/38	580,000	575,312	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI B	1.858%	9/15/38	894,000	876,085	(a)(b)
Credit Suisse Mortgage Trust, 2015-03R 4A1	0.738%	12/29/35	2,729,087	2,556,929	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	1.196%	12/29/45	703,916	705,305	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 001 Z	9.300%	4/15/19	883	914
Federal Home Loan Mortgage Corp. (FHLMC), 4066 PI, IO	3.500%	9/15/31	4,812,756	514,675
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	5.742%	9/15/42	1,103,008	200,221	(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 170 B, IO	10.000%	3/1/21	259	23
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K715 X1, IO	1.290%	1/25/21	6,493,364	269,006	(b)
Federal National Mortgage Association (FNMA), 2012-118 CI, IO	3.500%	12/25/39	1,944,326	192,716
Federal National Mortgage Association (FNMA), 2013-073 IA, IO	3.000%	9/25/32	2,118,483	210,758
Federal National Mortgage Association (FNMA), 2013-M1 X1, IO	4.727%	11/25/16	746,637	1,488	(b)
Federal National Mortgage Association (FNMA), 2014-M5 SA, IO	1.716%	1/25/17	466,068	550	(b)
Federal National Mortgage Association (FNMA), PO, PAC	0.000%	5/25/22	175	169
FREMF Mortgage Trust, 2013-KF02 C	4.500%	12/25/45	75,214	75,502	(a)(b)
FREMF Mortgage Trust, 2014-K36 C	4.499%	12/25/46	50,000	50,031	(a)(b)
FREMF Mortgage Trust, 2014-K714 C	3.981%	1/25/47	150,000	147,396	(a)(b)
FREMF Mortgage Trust, 2015-K44 C	3.811%	1/25/48	520,000	453,445	(a)(b)
GE Business Loan Trust, 2006-2A A	0.511%	11/15/34	1,041,373	964,997	(a)(b)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AM	5.290%	11/10/45	299,030	298,730	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.818%	8/20/58	919,107	910,037	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF	0.918%	11/20/60	2,090,833	2,078,633	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.968%	2/20/61	716,808	714,389	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.968%	3/20/61	362,188	360,827	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	1.115%	4/16/53	4,269,626	190,139	(b)
Government National Mortgage Association (GNMA), 2012-044 A	2.170%	4/16/41	511,903	513,601
Government National Mortgage Association (GNMA), 2012-H30 GA	0.818%	12/20/62	1,427,035	1,412,795	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.672%	4/16/47	10,640,262	525,880	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	1.085%	6/16/54	6,921,232	472,850	(b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.934%	8/16/54	4,773,591	277,567	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.784%	5/16/55	6,690,205	387,574	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.824%	8/16/54	$7,686,207	$464,616	(b)
Government National Mortgage Association (GNMA), 2015-07 IO	0.958%	1/16/57	5,706,072	414,973	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	240,000	277,801	(b)
GS Mortgage Securities Trust, 2015-7R A	0.644%	9/26/37	1,306,053	1,213,189	(a)(b)
HarborView Mortgage Loan Trust, 2004-10 4A	3.012%	1/19/35	336,166	329,952	(b)
HarborView Mortgage Loan Trust, 2005-9 B1	1.112%	6/20/35	1,693,739	1,422,624	(b)
IMPAC Secured Assets Corp., 2006-5 2A	0.724%	12/25/36	862,388	803,738	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 AS	4.409%	8/15/46	690,000	774,041	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.215%	11/15/45	160,000	178,151	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.050%	1/15/47	90,000	103,336	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.712%	9/15/47	300,000	311,643	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C29 C	4.342%	5/15/48	1,600,000	1,621,077	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.456%	7/15/48	654,000	666,774	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 A3	3.801%	8/15/48	2,050,000	2,266,107
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-PHH C	2.608%	8/15/27	400,000	398,484	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D	4.258%	5/15/28	1,120,000	1,036,422	(a)(b)
MASTR ARM Trust, 2004-11 M1	1.164%	11/25/34	128,859	128,779	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.797%	2/25/34	440,685	441,882	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.219%	7/15/46	550,000	618,319	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,130,000	1,238,317
Morgan Stanley Capital I Trust, 2016-UB11 A4	2.782%	8/15/49	540,000	554,685
Morgan Stanley Mortgage Loan Trust, 2004-6AR 1A	1.424%	7/25/34	462,586	453,337	(b)
Morgan Stanley Re-remic Trust, 2015-R3 9A2	0.748%	4/26/47	3,517,000	2,638,708	(a)(b)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	1,440,000	1,522,791	(a)(b)
Nomura Resecuritization Trust, 2015-6R 3A1	0.678%	5/26/46	1,292,463	1,243,192	(a)(b)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	101,807	103,439
SACO I Trust, 2007-VA1 A	8.995%	6/25/21	482,459	501,617	(a)(b)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M2	2.174%	4/25/24	1,280,000	1,290,781	(b)
Structured Agency Credit Risk Debt Notes, 2015-DNA2 M2	3.124%	12/25/27	1,170,000	1,195,657	(b)
Structured Agency Credit Risk Debt Notes, 2015-HQA1 M2	1.943%	3/25/28	1,230,000	1,260,052	(b)
Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2	3.388%	7/25/28	1,080,000	1,119,554	(b)
UBS Commercial Mortgage Trust, 2012-C1 XA, IO	2.275%	5/10/45	8,481,211	818,551	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C4 D	4.649%	12/10/45	570,000	564,284	(a)(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AMFL	0.707%	12/15/43	2,148,000	2,088,571	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR13 A2A	1.264%	11/25/34	965,921	860,877	(b)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	1,967,804	1,943,629	(a)(b)(f)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 C	3.848%	5/15/48	$540,000	$542,873	(b)
Wells Fargo Commercial Mortgage Trust, 2016-BNK1 A3	2.652%	8/15/49	1,160,000	1,188,712
Wells Fargo Mortgage-Backed Securities Trust, 2004-M A7	3.003%	8/25/34	388,154	396,224	(b)
WF-RBS Commercial Mortgage Trust, 2012-C10 XA, IO	1.866%	12/15/45	2,444,917	182,311	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 C	3.995%	10/15/57	520,000	525,546	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.843%	10/15/57	6,031,936	226,327	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $64,320,739)				63,038,852

MORTGAGE-BACKED SECURITIES - 1.2%
FHLMC - 0.1%
Federal Home Loan Mortgage Corp. (FHLMC)	2.634%	12/1/34	225,046	239,447	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.007%	7/1/35	596,543	633,391	(b)

Total FHLMC				872,838

FNMA - 1.1%
Federal National Mortgage Association (FNMA)	2.015%	3/1/18	694	714	(b)
Federal National Mortgage Association (FNMA)	9.500%	4/15/21	4,572	5,018
Federal National Mortgage Association (FNMA)	2.585%	12/1/34	91,561	96,550	(b)
Federal National Mortgage Association (FNMA)	2.465%	1/1/35	673,676	705,389	(b)
Federal National Mortgage Association (FNMA)	1.838%	5/1/43	4,614,278	4,754,131	(b)
Federal National Mortgage Association (FNMA)	3.500%	7/1/43-9/1/43	340,824	363,526

Total FNMA				5,925,328

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $6,566,703)				6,798,166

MUNICIPAL BONDS - 0.2%
Virginia - 0.2%
Virginia State Housing Development Authority Revenue (Cost - $796,874)	6.000%	6/25/34	807,672	853,346

SOVEREIGN BONDS - 3.0%
Brazil - 0.1%
Federative Republic of Brazil, Senior Notes	4.875%	1/22/21	480,000	510,000

Canada - 0.8%
Province of Ontario, Senior Bonds	1.100%	10/25/17	1,400,000	1,402,124
Province of Ontario, Senior Bonds	4.400%	4/14/20	1,440,000	1,588,666
Province of Quebec, Notes	2.625%	2/13/23	1,400,000	1,460,733

Total Canada				4,451,523

Colombia - 0.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	570,000	657,637

Germany - 0.1%
FMS Wertmanagement, Senior Bonds	1.000%	11/21/17	370,000	370,246

Indonesia - 0.3%
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	240,000	270,319	(h)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	479,000	566,462	(a)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	480,000	548,285	(h)

Total Indonesia				1,385,066

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mexico - 0.7%
United Mexican States, Senior Notes	3.625%	3/15/22	$2,600,000	$2,772,250
United Mexican States, Senior Notes	3.600%	1/30/25	1,040,000	1,102,400

Total Mexico				3,874,650

Peru - 0.2%
Republic of Peru, Senior Bonds	6.550%	3/14/37	160,000	225,600
Republic of Peru, Senior Bonds	5.625%	11/18/50	740,000	974,950

Total Peru				1,200,550

Poland - 0.5%
Republic of Poland, Senior Notes	5.125%	4/21/21	1,380,000	1,566,659
Republic of Poland, Senior Notes	4.000%	1/22/24	920,000	1,021,141

Total Poland				2,587,800

Russia - 0.2%
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	600,000	656,280	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	321,485	390,604	(h)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	101,700	123,566	(a)
Russian Foreign Bond - Eurobond, Senior Notes	4.500%	4/4/22	200,000	214,300	(h)

Total Russia				1,384,750

TOTAL SOVEREIGN BONDS (Cost - $15,551,718)				16,422,222

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 31.5%
U.S. Government Agencies - 3.4%
Farmer Mac, Guaranteed Trust	5.125%	4/19/17	3,350,000	3,447,046	(a)
Federal Home Loan Bank (FHLB), Bonds	0.875%	5/24/17	40,000	40,075
Federal Home Loan Bank (FHLB), Bonds	5.625%	6/11/21	1,910,000	2,289,775
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	8,690,000	8,326,523
Tennessee Valley Authority, Notes	5.250%	9/15/39	760,000	1,071,577
Tennessee Valley Authority, Senior Bonds	3.875%	2/15/21	3,600,000	3,993,243

Total U.S. Government Agencies				19,168,239

U.S. Government Obligations - 28.1%
U.S. Treasury Bonds	2.750%	11/15/42	5,890,000	6,542,960
U.S. Treasury Bonds	2.875%	5/15/43	15,410,000	17,509,612
U.S. Treasury Bonds	3.000%	11/15/45	340,000	396,220
U.S. Treasury Bonds	2.500%	2/15/46	4,490,000	4,744,143
U.S. Treasury Bonds	2.500%	5/15/46	10,220,000	10,816,828
U.S. Treasury Notes	1.500%	8/31/18	1,900,000	1,925,606
U.S. Treasury Notes	1.375%	3/31/20	6,060,000	6,131,963
U.S. Treasury Notes	1.625%	6/30/20	23,040,000	23,507,988
U.S. Treasury Notes	2.625%	11/15/20	3,450,000	3,658,887
U.S. Treasury Notes	1.375%	1/31/21	4,740,000	4,782,954
U.S. Treasury Notes	1.125%	6/30/21	120,000	119,648
U.S. Treasury Notes	1.750%	3/31/22	15,310,000	15,676,001
U.S. Treasury Notes	2.000%	11/30/22	970,000	1,006,110
U.S. Treasury Notes	1.500%	2/28/23	20,280,000	20,402,004
U.S. Treasury Notes	1.375%	6/30/23	11,950,000	11,909,394
U.S. Treasury Notes	1.250%	7/31/23	8,430,000	8,329,565
U.S. Treasury Notes	1.375%	8/31/23	8,440,000	8,403,733
U.S. Treasury Notes	2.375%	8/15/24	580,000	617,927
U.S. Treasury Notes	2.250%	11/15/24	6,570,000	6,941,612
U.S. Treasury Notes	2.000%	8/15/25	1,030,000	1,067,740
U.S. Treasury Notes	1.625%	5/15/26	1,210,000	1,214,585
U.S. Treasury Notes	1.500%	8/15/26	140,000	139,109

Total U.S. Government Obligations				155,844,589

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $168,796,556)				175,012,828

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 4.2%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	$1,261,626	$1,505,978
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	2,139,094	2,223,494
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	3,112,540	3,469,931
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/17	4,297,536	4,291,494
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	2,561,642	2,663,585
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	1,300,877	1,331,064
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	7,729,042	8,063,362

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $22,322,103)				23,548,908

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Treasury 5-Year Notes Futures, Call @ $121.25		9/2/16	130	30,469
U.S. Treasury 10-Year Notes Futures, Call @ $131.25		9/23/16	118	55,312
U.S. Treasury 10-Year Notes Futures, Call @ $131.50		9/2/16	43	4,703
U.S. Treasury 10-Year Notes Futures, Put @ $130.50		9/23/16	40	18,750

TOTAL PURCHASED OPTIONS (Cost - $97,677)				109,234

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $488,805,419)				498,072,241

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 11.7%
Commercial Paper - 2.0%
Bank of Nova Scotia	1.268%	3/1/17	$5,550,000	5,550,000	(i)(j)
BNP Paribas NY Branch	1.268%	3/1/17	5,550,000	5,550,000	(i)

Total Commercial Paper (Cost - $11,029,682)				11,100,000

Repurchase Agreements - 3.6%
Deutsche Bank Securities Inc. repurchase agreement dated 8/31/16; Proceeds at maturity - $5,000,046; (Fully collateralized by U.S. government obligations, 0.125% due 7/15/26; Market value - $5,113,626)	0.330%	9/1/16	5,000,000	5,000,000

Goldman Sachs & Co. repurchase agreement dated 8/31/16; Proceeds at maturity - $15,000,125; (Fully collateralized by U.S. government agency obligations, 0.594% due 3/21/18; Market value - $15,306,109)	0.300%	9/1/16	15,000,000	15,000,000

Total Repurchase Agreements (Cost - $20,000,000)				20,000,000

			SHARES
Money Market Funds - 6.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $34,045,486)	0.260%		34,045,486	34,045,486

TOTAL SHORT-TERM INVESTMENTS (Cost - $65,075,168)				65,145,486

TOTAL INVESTMENTS - 101.4% (Cost - $553,880,587#)				563,217,727
Liabilities in Excess of Other Assets - (1.4)%				(7,979,755)

TOTAL NET ASSETS - 100.0%				$555,237,972

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of August 31, 2016.

(e)	Value is less than $1.

(f)	Illiquid security.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(i)	Rate shown represents yield-to-maturity.

(j)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Treasury 5-Year Notes Futures, Call	10/21/16	$122.25	130	$21,328
U.S. Treasury 10-Year Notes Futures, Call	10/21/16	132.50	176	55,000
U.S. Treasury 10-Year Notes Futures, Call	11/25/16	134.00	66	18,562
U.S. Treasury 10-Year Notes Futures, Put	9/23/16	128.50	80	6,250
U.S. Treasury Long-Term Bonds Futures, Call	9/23/16	174.00	70	27,344
U.S. Treasury Long-Term Bonds Futures, Call	11/25/16	178.00	40	33,125
U.S. Treasury Long-Term Bonds Futures, Call	11/25/16	176.00	20	24,688

TOTAL WRITTEN OPTIONS (Premiums received - $250,757)				$186,297

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$74,648,233	$0	*	$74,648,233
Other Corporate Bonds & Notes	—	89,438,454	—		89,438,454
Asset-Backed Securities	—	47,577,998	624,000		48,201,998
Collateralized Mortgage Obligations	—	63,038,852	—		63,038,852
Mortgage-Backed Securities	—	6,798,166	—		6,798,166
Municipal Bonds	—	853,346	—		853,346
Sovereign Bonds	—	16,422,222	—		16,422,222
U.S. Government & Agency Obligations	—	175,012,828	—		175,012,828
U.S. Treasury Inflation Protected Securities	—	23,548,908	—		23,548,908
Purchased Options	$109,234	—	—		109,234

Total Long-Term Investments	$109,234	$497,339,007	$624,000		$498,072,241

Short-Term Investments†:
Commercial Paper	—	$11,100,000	—		$11,100,000
Repurchase Agreements	—	20,000,000	—		20,000,000
Money Market Funds	$34,045,486	—	—		34,045,486

Total Short-Term Investments	$34,045,486	$31,100,000	—		$65,145,486

Total Investments	$34,154,720	$528,439,007	$624,000		$563,217,727

Other Financial Instruments:
Futures Contracts	$38,713	—	—		$38,713
Centrally Cleared Interest Rate Swaps	—	$53,875	—		53,875

Total Other Financial Instruments	$38,713	$53,875	—		$92,588

Total	$34,193,433	$528,492,882	$624,000		$563,310,315

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Written Options	$186,297	—	—		$186,297
Futures Contracts	255,245	—	—		255,245
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	$6,087	—		6,087
Centrally Cleared Interest Rate Swaps	—	1,621,072	—		1,621,072

Total	$441,542	$1,627,159	—		$2,068,701

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At August 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,461,709
Gross unrealized depreciation	(9,124,569)

Net unrealized appreciation	$9,337,140

At August 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	306	12/17	$75,651,720	$75,643,200	$(8,520)
U.S. Treasury 2-Year Notes	176	12/16	38,411,271	38,423,000	11,729
U.S. Treasury 5-Year Notes	1,415	12/16	171,734,267	171,568,750	(165,517)
U.S. Treasury 10-Year Notes	60	12/16	7,876,398	7,855,313	(21,085)

					(183,393)

Contracts to Sell:
90-Day Eurodollar	282	12/19	69,547,334	69,530,625	16,709
U.S. Treasury 10-Year Ultra Long-Term Bonds	68	12/16	9,812,349	9,817,500	(5,151)
U.S. Treasury Long-Term Bonds	106	12/16	18,004,778	18,059,750	(54,972)
U.S. Treasury Ultra Long-Term Bonds	170	12/16	31,879,963	31,869,688	10,275

					(33,139)

Net unrealized depreciation on open futures contracts					$(216,532)

At August 31, 2016, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2016[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	$410,000	6/20/21	1.15%	1.000% quarterly	$(2,902)	$3,410	$(6,312)
Goldman Sachs Group Inc. (Metlife Inc., 4.750%, due 2/8/21)	450,000	6/20/21	1.15%	1.000% quarterly	(3,185)	3,949	(7,134)

Total	$860,000				$(6,087)	$7,359	$(13,446)

Notes to Schedule of Investments (unaudited) (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Chicago Mercantile Exchange	$8,200,000	6/13/21	3-Month LIBOR-BBA quarterly	1.185% semi-annually	—	$(7,446)
Chicago Mercantile Exchange	16,000,000	8/31/22	1.897% semi-annually	3-Month LIBOR-BBA quarterly	—	(589,090)
Chicago Mercantile Exchange	24,676,000	11/30/22	1.900% semi-annually	3-Month LIBOR-BBA quarterly	—	(924,461)
Chicago Mercantile Exchange	20,864,000	5/15/23	1.267% semi-annually	3-Month LIBOR-BBA quarterly	$8,146	53,875
Chicago Mercantile Exchange	8,180,000	6/13/26	1.580% semi-annually	3-Month LIBOR-BBA quarterly	1,134	(100,075)

Total	$77,920,000				$9,280	$(1,567,197)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 24, 2016